Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Summary of changes in the carrying amount of goodwill

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	114,661	—	—
Impairment (Note 2(q))	(114,661)	—	—
Balance at the end of year	—	—	—